NET INVESTMENT INCOME (LOSS) - Summary of Net Investment income (loss) on equity securities (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
NET INVESTMENT INCOME (LOSS)
Net investment income (loss)	¥ 8,788,576	$ 1,204,030	¥ 24,093,019	¥ (9,810,585)